Bank Loans - Schedule of Long-Term and Short-Term Bank Loans (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Long-Term and Short-Term Bank Loans [Abstract]
Total bank loans	$ 3,234,199	$ 2,405,503	$ 3,669,815
Less: current portion of bank loans	(400,016)	(297,520)	(598,848)
Long-term bank loans	$ 2,834,183	$ 2,107,983	$ 3,070,967